March 15, 1996

      Delaware Group of Funds

       Supplement to Current
            Prospectuses

       TAX-FREE PENNSYLVANIA
                FUND
      A CLASS/B CLASS/C CLASS

             TREND FUND
      A CLASS/B CLASS/C CLASS

        U.S. GOVERNMENT FUND
      A CLASS/B CLASS/C CLASS

          DELCHESTER FUND
      A CLASS/B CLASS/ C CLASS

         TAX-FREE USA FUND
       TAX-FREE INSURED FUND
      A CLASS/B CLASS/C CLASS

     TAX-FREE USA INTERMEDIATE
                FUND
      A CLASS/B CLASS/C CLASS

            DELCAP FUND
      A CLASS/B CLASS/C CLASS

           DELAWARE FUND
             DEVON FUND
      A CLASS/B CLASS/C CLASS

        DECATUR INCOME FUND
     DECATUR TOTAL RETURN FUND
      A CLASS/B CLASS/C CLASS

             VALUE FUND
      A CLASS/B CLASS/C CLASS

     INTERNATIONAL EQUITY FUND
         GLOBAL ASSETS FUND
          GLOBAL BOND FUND
      A CLASS/B CLASS/C CLASS

      LIMITED-TERM GOVERNMENT
                FUND
      A CLASS/B CLASS/C CLASS







  The following supplements the information that appears in the section of the Prospectus Buying
  Shares (or How to Buy Shares section in the prospectuses for the Decatur Funds and Limited-
  Term Government Fund):

  Until further notice, investors who held shares in any class of any Delaware Group fund as of December 1, 1995, may purchase Class A
  Shares of any of the funds referenced above at net asset value through the Delaware Group
  Asset Planner service if such shares are being purchased with proceeds from the redemption of shares of a fund (other than a money market fund) outside of the Delaware Group of Funds.
  The Investment Application and check for such a transaction should note that the investment is being made under the NAV/Asset Planner
  Accommodation Program.

  In addition, beginning March 15, 1996, Class A
  Shares of any of the funds referenced above, except shares of tax-free funds, may be purchased at net asset value in an Individual
  Retirement Account (IRA) through the Delaware
  Group Asset Planner service if the assets being invested are being transferred from an existing
  IRA held outside of the Delaware Group or are part of a distribution received from an employer-sponsored or other retirement plan.

  Generally, there is a $35 annual maintenance fee per strategy selected through the Asset Planner
  Service.  However, for all IRA accounts
  established with the same Social Security number under the Asset Planner Service, the annual maintenance fee will be limited to $35 irrespective of the number of strategies selected.
  For example,  if a shareholder transfers regular
  IRA assets and rollover assets from a qualified plan into an IRA through the Delaware Group
  Asset Planner Service and, to avoid
  commingling, maintains more than one Strategy registered under the same Social Security number, only one $35 annual fee needs to be paid.

  Exchanges from existing Delaware Group
  accounts into the Asset Planner service may be made at net asset value under the circumstances described under Investing by Exchange in the Funds Prospectuses. Exchanges from existing, non-retirement Delaware Group accounts into the Asset Planner service require two business days to be processed in order to minimize the potential taxable events related to the transfer.